Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 48	$ 29
Dividends received on our common shares held in plan assets	$ 4	$ 4
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	0.7	1.0
Plan assets, fair value of our common shares	$ 89	$ 128
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	798	2,819
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	15	48
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	427	456
Estimated contributions to pension plans and other post-employment benefit plans	341
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	305	356
Net interest expense (income) for pension plans	(83)	7
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	2	3
Net interest expense (income) for pension plans	1	0
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	79	$ 75
Estimated contributions to pension plans and other post-employment benefit plans	$ 84